Biological assets - Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2017 ton / hectare $ / ton kilogram / ton $ / hectare	Dec. 31, 2016 ton / hectare $ / ton kilogram / ton $ / hectare
Sown land – sugarcane | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	60	60
TRS value | kilogram / ton	120	120
Maintenance costs | $ / hectare	500	500
Harvest costs | $ / ton	9.0	9.0
Leasing costs	11.4	12.0
Sown land – sugarcane | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	100	100
TRS value | kilogram / ton	140	140
Maintenance costs | $ / hectare	700	600
Harvest costs | $ / ton	14.0	14.0
Leasing costs	14.4	14.4
Sown land – crops, wheat | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	1.5	2.0
Commercial costs	50	66
Production costs	200	170
Sown land – crops, wheat | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	5.1	2.8
Commercial costs	110	97
Production costs	540	250
Sown land – crops, corn | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	4.0	5.4
Commercial costs	107	150
Production costs	230	350
Sown land – crops, corn | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	8.0	7.7
Commercial costs	300	225
Production costs	500	550
Sown land – crops, soybean | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	1.4	2.7
Commercial costs	172	70
Production costs	250	270
Sown land – crops, soybean | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	3.4	3.8
Commercial costs	176	110
Production costs	350	400
Sown land – crops, sunflower | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	2.1	1.5
Commercial costs	10	65
Production costs	230	200
Sown land – crops, sunflower | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	3.5	2.1
Commercial costs	37	90
Production costs	350	300
Sown land – rice | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	5.0	5.1
Commercial costs | $ / hectare	3	8
Production costs | $ / hectare	750	750
Sown land – rice | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	5.9	6.1
Commercial costs | $ / hectare	9	15
Production costs | $ / hectare	1,000	1,000